UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03379

PERMANENT PORTFOLIO FAMILY OF FUNDS

(Exact Name of Registrant as specified in charter)

600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Name and Address of Agent For Service)

Registrant’s telephone number, including area code:	(415) 398-8000

Date of fiscal year end:	January 31, 2018

Date of reporting period:	July 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

The Semi-Annual Report to Shareholders of Permanent Portfolio Family of Funds (“Registrant”) for the six months ended July 31, 2018 is attached hereto.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to the Registrant for the six months ended July 31, 2018.

Item 11. Controls and Procedures.

(a)

Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant for the six months ended July 31, 2018.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.

The certifications provided pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are not deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: October 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Permanent Portfolio Family of Funds

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: October 1, 2018

/s/ James H. Andrews

By: James H. Andrews, Treasurer

Date: October 1, 2018

Semi-Annual Report Six Months Ended July 31, 2018

Permanent Portfolio®

Class A — PRPDX | Class C — PRPHX | Class I — PRPFX

Short-Term Treasury Portfolio

Class I — PRTBX

Versatile Bond Portfolio

Class A — PRVDX | Class C — PRVHX | Class I — PRVBX

Aggressive Growth Portfolio

Class A — PAGDX | Class C — PAGHX | Class I — PAGRX

The views in this Report are those of the Fund’s investment adviser, Pacific Heights Asset Management, LLC, as of July 31, 2018 and may not reflect their views on the date this Report is first published or anytime thereafter. This Report may contain discussions about certain investments both held and not held in each Fund Portfolio as of July 31, 2018. All current and future holdings are subject to risk and are subject to change. While these views are intended to assist shareholders in understanding their investment in each Portfolio, they do not constitute investment advice, are not a guarantee of future performance and are not intended as an offer or solicitation with respect to the purchase or sale of any security. Performance figures include the reinvestment of dividend and capital gain distributions.

Diversification does not assure a profit, nor does it protect against a loss.

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2018 Permanent Portfolio Family of Funds. All rights reserved.

LETTER FROM THE PRESIDENT

Dear Fellow Shareholder:

I am pleased to present you with this Semi-Annual Report of Permanent Portfolio Family of Funds for the six months ended July 31, 2018. The Semi-Annual Report includes the financial statements of each of our four Portfolios, as well as additional information such as management commentary, performance data, lists of investments held and financial highlights.

Since our founding in 1982, we have focused on creating and maintaining wealth over the long term regardless of market conditions. As risk and volatility have increased this year, and, we expect, will do so into the future, such risk could mean the potential loss of that wealth. To manage that risk, we believe in broad diversification within and across asset classes as a way to build capital and defend against uncertainty and loss. Given our investment philosophy and process over the last 36 years, we remain optimistic for the long term, regardless of where the market leads us.

I encourage you to visit our website — permanentportfoliofunds.com — which offers a wide range of information on each of our Portfolios, including our current prospectus, statement of additional information, fact sheets, investor guides, performance data, and recent market insights and perspectives. In addition, if you have questions or would like more information on any of our strategies, please contact your investment professional, one of our Institutional Sales representatives at (866) 792-6547, or our Shareholder Services Office at (800) 531-5142.

As always, thank you for entrusting us with your investment and for your continued confidence in our Family of Funds. We look forward to helping you achieve success in reaching your financial goals.

Sincerely,

Michael J. Cuggino

Chairman and President

PERMANENT PORTFOLIO®

Management’s Discussion and Analysis

Six Months Ended July 31, 2018 (Unaudited)

Permanent Portfolio’s investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, real estate and natural resource stocks, aggressive growth stocks and dollar assets, such as U.S. Treasury securities and corporate bonds. During the six months ended July 31, 2018, the Portfolio’s Class I shares achieved a total return of -2.69%, net of expenses to average net assets of .83%, as compared to .84% for the FTSE 3-Month U.S. Treasury Bill Index and .70% for the Standard & Poor’s 500 Composite Stock Index, and as compared to a 1.67% inflation rate over the same period as measured by the change in the Consumer Price Index (“CPI-U”), a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services as compiled by the U.S. Bureau of Labor Statistics. The Portfolio’s return during the six months then ended reflected positive returns on its real estate stocks and its corporate bonds, which were more than offset by negative returns on its gold and silver holdings, its Swiss franc assets, its natural resource and aggressive growth stocks and its U.S. Treasury securities. Neither the FTSE 3-Month U.S. Treasury Bill Index return, the Standard & Poor’s 500 Composite Stock Index return nor the change in CPI-U reflect deductions for fees, expenses or taxes. Returns for the Portfolio’s Class A and Class C shares are provided on pages 7, 37 and 38.

Mutual fund investing involves risk; loss of principal is possible. Permanent Portfolio invests in foreign securities, which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Portfolio will be affected by changes in the prices of gold, silver, U.S. and foreign real estate and natural resource company stocks and aggressive growth stocks. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in debt securities are also subject to credit risk, which is the risk that an issuer of debt securities may be unable or unwilling to pay principal and interest when due. Although the Portfolio invests in multiple and diverse asset classes, diversification does not assure a profit, nor does it protect against a loss in a declining market. The Portfolio is non-diversified, meaning that it may invest a larger percentage of its assets in a smaller number of issuers and kinds of assets.

The following pie chart shows Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets as of July 31, 2018.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within an asset class.

PERMANENT PORTFOLIO®

Performance Chart

Ten Years Ended July 31, 2018 (Unaudited)

The chart above compares the initial account values and subsequent account values over the past ten years, assuming a hypothetical $10,000 investment in the Portfolio’s Class I shares at the beginning of the first period indicated and reinvestment of all dividends and other distributions, without the deduction of taxes, to a $10,000 investment over the same periods in comparable broad-based securities market indices. The performance of the Portfolio’s Class A and Class C shares will differ due to different sales charge structures and share class expenses.

The FTSE 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury. The Standard & Poor’s 500 Composite Stock Index is a market-capitalization weighted index of common stocks and represents an unmanaged portfolio. You cannot invest directly in an index. Returns shown for the FTSE 3-Month U.S. Treasury Bill Index and the Standard & Poor’s 500 Composite Stock Index reflect reinvested interest, dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

PERMANENT PORTFOLIO®

Average Annual Total Returns

Periods Ended July 31, 2018 (Unaudited)

	One Year	Five Years	Ten Years	Since Inception	Inception Date
At Net Asset Value
Class I Shares (PRPFX) (1)	3.52%	2.99%	4.21%	6.01%	12/01/1982
Class A Shares (PRPDX)	3.27%	—	—	5.56%	5/31/2016
Class C Shares (PRPHX)	2.49%	—	—	4.77%	5/31/2016

With Sales Charge
Class A Shares (PRPDX) (2)	-1.89%	—	—	3.10%
Class C Shares (PRPHX) (2)	1.49%	—	—	4.77%

FTSE 3-Month U.S. Treasury Bill Index (3)	1.41%	.43%	.32%	3.79%
Standard & Poor’s 500 Composite Stock Index (3)	16.24%	13.12%	10.67%	11.53%

(1)	Returns for the five-year, ten-year and since inception periods reflect the impact of fee waivers then in effect. In the absence of such fee waivers, total returns would be reduced.
(2)

Returns with sales charge reflect the deduction of the maximum front end sales charge of 5.00% for Class A shares, and the maximum contingent deferred sales charge of 1.00% for redemption of Class C shares, for which the contingent deferred sales charge is eliminated one year after purchase.

(3)	The date used to calculate performance since inception for the indices is the inception date of the Class I shares.

The table above shows Permanent Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time account start-up fee which was eliminated in January 2016). All share classes of the Portfolio are invested in the same securities and returns only differ to the extent that the fees and expenses of the share classes are different. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

As stated in the Portfolio’s Prospectus dated May 31, 2018, the total annual operating expenses (“expense ratios”) for the fiscal year ended January 31, 2018 were .82%, 1.07% and 1.82% for the Portfolio’s Class I, Class A and Class C shares, respectively. The expense ratios for the six months ended July 31, 2018 may be found in the Financial Highlights section of this Report.

Performance data shown above for Permanent Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in Permanent Portfolio.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2018 (Unaudited)

Quantity			Market Value
		GOLD ASSETS — 20.63% of Total Net Assets
	197,183 Troy Oz.	Gold bullion (a)	$241,293,090
	200,000 Coins	One-ounce gold coins (a)	246,897,500

		Total Gold Assets (identified cost $444,192,700)	$488,190,590

		SILVER ASSETS — 5.07% of Total Net Assets
	7,735,648 Troy Oz.	Silver bullion (a)	$119,902,549

		Total Silver Assets (identified cost $127,141,167)	$119,902,549

Principal Amount
		SWISS FRANC ASSETS — 8.19% of Total Net Assets
CHF	90,000,000	2.250% Swiss Confederation Bonds, 07-06-20	$96,211,374
CHF	90,000,000	2.000% Swiss Confederation Bonds, 04-28-21	97,641,115

		Total Swiss Franc Assets (identified cost $188,724,570)	$193,852,489

Number of Shares
		REAL ESTATE AND NATURAL RESOURCE STOCKS — 18.95% of Total Net Assets

		NATURAL RESOURCES — 7.94% of Total Net Assets
	150,000	Apache Corporation	$6,900,000
	250,000	BHP Billiton, Ltd. (b)	13,065,000
	150,000	BP, p.l.c. (b)	6,763,500
	500,000	Cameco Corporation	5,400,000
	250,000	Canadian Natural Resources Ltd.	9,160,000
	150,000	Chevron Corporation	18,940,500
	150,000	ConocoPhillips	10,825,500
	150,000	Devon Energy Corporation	6,751,500
	150,000	Exxon Mobil Corporation	12,226,500
	4,000,000	Freeport-McMoRan, Inc.	66,000,000
	200,000	Murphy Oil Corporation	6,652,000
	250,000	Newfield Exploration Company (a)	7,180,000
	150,000	Rio Tinto p.l.c (b)	8,325,000
	400,000	South32 Limited (b)	5,344,000
	300,000	Vale S.A. (b)	4,398,000

			$187,931,500

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2018 (Unaudited)

Number of Shares		Market Value
	REAL ESTATE — 11.01% of Total Net Assets
100,000	Alexander & Baldwin, Inc.	$2,395,000
100,000	AvalonBay Communities, Inc.	17,685,000
100,000	Boston Properties, Inc.	12,553,000
150,000	Digital Realty Trust, Inc.	18,213,000
150,000	Duke Realty Corporation	4,368,000
100,000	Essex Property Trust, Inc.	24,045,000
100,000	Federal Realty Investment Trust	12,550,000
750,000	Franklin Street Properties Corporation	6,607,500
150,000	Highwoods Properties, Inc.	7,366,500
2,500,000	Investors Real Estate Trust	13,700,000
100,000	JBG Smith Properties	3,650,000
150,000	Kimco Realty Corporation	2,503,500
100,000	Macquarie Infrastructure Corporation	4,541,000
500,000	Outfront Media, Inc.	10,625,000
150,000	Prologis, Inc.	9,843,000
150,000	Regency Centers Corporation	9,544,500
85,000	Texas Pacific Land Trust	62,906,800
150,000	UDR, Inc.	5,772,000
200,000	Urstadt Biddle Properties, Inc.	3,590,000
500,000	Urstadt Biddle Properties, Inc. Class A	11,130,000
100,000	Vornado Realty Trust	7,192,000
150,000	Washington Real Estate Investment Trust	4,573,500
150,000	Weyerhaeuser Company	5,127,000

		$260,481,300

	Total Real Estate and Natural Resource Stocks (identified cost $416,475,965)	$448,412,800

	AGGRESSIVE GROWTH STOCKS — 18.65% of Total Net Assets

	AEROSPACE — 1.38% of Total Net Assets
100,000	Lockheed Martin Corporation	$32,610,000

		$32,610,000
	CHEMICALS — .98% of Total Net Assets
100,000	Air Products & Chemicals, Inc.	$16,417,000
100,000	Mosaic Company	3,011,000
100,000	Versum Materials, Inc.	3,855,000

		$23,283,000
	COMMUNICATIONS EQUIPMENT — .11% of Total Net Assets
100,000	Juniper Networks, Inc.	$2,634,000

		$2,634,000
	COMPUTER SOFTWARE & SERVICES — 1.41% of Total Net Assets
100,000	Autodesk, Inc. (a)	$12,844,000
250,000	Sailpoint Technologies Holdings, Inc. (a)	6,022,500
250,000	Twilio, Inc. Class A (a)	14,472,500

		$33,339,000
	ELECTRICAL EQUIPMENT & ELECTRONICS — .25% of Total Net Assets
200,000	Sanmina Corporation (a)	$5,820,000

		$5,820,000

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2018 (Unaudited)

Number of Shares		Market Value
	ENERGY SERVICES & PROCESSING — 1.14% of Total Net Assets
100,000	Baker Hughes, a GE company	$3,458,000
150,000	HollyFrontier Corporation	11,187,000
100,000	Phillips 66	12,334,000

		$26,979,000
	ENGINEERING & CONSTRUCTION — .49% of Total Net Assets
100,000	Fluor Corporation	$5,125,000
125,000	Lennar Corporation Class A	6,533,750

		$11,658,750
	ENTERTAINMENT & LEISURE — 3.42% of Total Net Assets
100,000	CBS Corporation Class A	$5,450,000
100,000	Disney (Walt) Company	11,356,000
275,000	Facebook, Inc. Class A (a)	47,459,500
100,000	Wynn Resorts, Ltd.	16,678,000

		$80,943,500
	FINANCIAL SERVICES — 2.00% of Total Net Assets
100,000	First Republic Bank	$9,886,000
400,000	KeyCorp	8,348,000
200,000	Morgan Stanley	10,112,000
200,000	Schwab (Charles) Corporation	10,212,000
100,000	State Street Corporation	8,831,000

		$47,389,000
	MANUFACTURING — 2.29% of Total Net Assets
100,000	Agilent Technologies, Inc.	$6,604,000
100,000	Illinois Tool Works, Inc.	14,333,000
100,000	IPG Photonics Corporation (a)	16,404,000
100,000	Parker-Hannifin Corporation	16,905,000

		$54,246,000
	MATERIALS — .28% of Total Net Assets
100,000	Nucor Corporation	$6,693,000

		$6,693,000
	PHARMACEUTICALS — 1.70% of Total Net Assets
100,000	Amgen, Inc.	$19,655,000
100,000	Atara Biotherapeutics, Inc. (a)	3,755,000
100,000	Celgene Corporation (a)	9,009,000
100,000	Gilead Sciences, Inc.	7,783,000

		$40,202,000
	RETAIL — 1.17% of Total Net Assets
100,000	Costco Wholesale Corporation	$21,871,000
100,000	Williams-Sonoma, Inc.	5,849,000

		$27,720,000
	TRANSPORTATION — 2.03% of Total Net Assets
100,000	FedEx Corporation	$24,587,000
100,000	Kansas City Southern	11,627,000
150,000	Ryder System, Inc.	11,745,000

		$47,959,000

	Total Aggressive Growth Stocks (identified cost $186,562,128)	$441,476,250

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2018 (Unaudited)

Principal Amount		Market Value
	DOLLAR ASSETS — 27.82% of Total Net Assets

	CORPORATE BONDS — 16.33% of Total Net Assets

	CHEMICALS — .62% of Total Net Assets
$8,198,000	5.200% FMC Corporation, 12-15-19	$8,400,294
6,000,000	6.500% Nutrien, Ltd., 05-15-19	6,159,303

		$14,559,597
	COMMUNICATIONS EQUIPMENT — .33% of Total Net Assets
8,000,000	2.450% AT&T, Inc., 06-30-20	$7,886,816

		$7,886,816
	COMPUTER SOFTWARE & SERVICES — .32% of Total Net Assets
7,500,000	3.600% Hewlett Packard Enterprise Company, 10-15-20	$7,547,404

		$7,547,404
	CONSUMER PRODUCTS — .86% of Total Net Assets
7,500,000	2.750% BAT International Finance, p.l.c., 06-15-20 (c)	$7,427,940
5,447,000	5.650% General Mills, Inc., 02-15-19	5,529,005
2,358,000	2.500% J. M. Smucker Company, 03-15-20	2,336,938
5,000,000	2.878% Mondelez International, Inc., 02-01-19 (d)	5,008,793

		$20,302,676
	ENERGY SERVICES & PROCESSING — .85% of Total Net Assets
15,225,000	2.000% Haliburton Company, 08-01-18	$15,223,668
5,000,000	3.050% Kinder Morgan, Inc., 12-01-19	4,996,733

		$20,220,401
	ENTERTAINMENT & LEISURE — .34% of Total Net Assets
8,155,000	2.300% CBS Corporation, 08-15-19	$8,109,605

		$8,109,605
	FINANCIAL SERVICES — 4.52% of Total Net Assets
5,267,000	3.054% BB&T Corporation, 01-15-20	$5,309,273
5,000,000	2.875% Fifth Third Bancorp, 07-27-20	4,961,548
15,000,000	2.375% First Republic Bank, 06-17-19	14,933,745
5,000,000	4.950% JPMorgan Chase & Company, 03-25-20	5,145,775
12,500,000	2.900% KeyCorp, 09-15-20	12,406,281
10,000,000	4.250% Lazard Group, LLC, 11-14-20	10,183,035
10,030,000	2.700% Legg Mason, Inc., 07-15-19	10,001,580
24,000,000	2.940% Manufacturers & Traders Trust Company, 12-01-21 (d)	24,031,032
20,090,000	2.100% National Bank of Canada, 12-14-18	20,043,622

		$107,015,891
	FOOD & DRUG STORES — .36% of Total Net Assets
8,200,000	6.150% The Kroger Company, 01-15-20	$8,544,306

		$8,544,306
	FOOD SERVICE DISTRIBUTION — .31% of Total Net Assets
7,500,000	1.900% Sysco Corporation, 04-01-19	$7,451,486

		$7,451,486
	HEALTHCARE SERVICES — .71% of Total Net Assets
8,000,000	2.500% Laboratory Corporation of America Holdings, 11-01-18	$7,990,340
9,000,000	2.625% Laboratory Corporation of America Holdings, 02-01-20	8,923,819

		$16,914,159

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2018 (Unaudited)

Principal Amount		Market Value
	INFORMATION SERVICES — .11% of Total Net Assets
$2,700,000	3.300% Standard & Poor’s Global, Inc., 08-14-20	$2,707,445

		$2,707,445
	INSURANCE — 1.31% of Total Net Assets
3,500,000	6.150% Berkley (W.R.) Corporation, 08-15-19	$3,594,649
4,300,000	5.375% Berkley (W.R.) Corporation, 09-15-20	4,461,904
9,410,000	5.875% CNA Financial Corporation, 08-15-20	9,864,498
12,500,000	5.350% Markel Corporation, 06-01-21	13,085,506

		$31,006,557
	LODGING — .37% of Total Net Assets
8,500,000	6.875% Hyatt Hotels Corporation, 08-15-19 (c)	$8,781,482

		$8,781,482
	MANUFACTURING — 1.23% of Total Net Assets
6,500,000	2.550% Amphenol Corporation, 01-30-19	$6,488,680
1,295,000	2.650% Kennametal, Inc., 11-01-19	1,287,464
7,500,000	2.250% Precision Castparts Corporation, 06-15-20	7,389,844
10,000,000	2.451% Stanley Black & Decker, Inc., 11-17-18	9,990,500
3,850,000	2.400% Whirlpool Corporation, 03-01-19	3,838,983

		$28,995,471
	MEDICAL SUPPLIES — .42% of Total Net Assets
10,000,000	2.675% Becton, Dickinson & Company, 12-15-19	$9,934,170

		$9,934,170
	NATURAL RESOURCES — .48% of Total Net Assets
6,100,000	6.875% EOG Resources, Inc., 10-01-18	$6,143,057
5,000,000	8.125% EQT Corporation, 06-01-19	5,210,915

		$11,353,972
	REAL ESTATE — 2.11% of Total Net Assets
7,000,000	2.750% Alexandria Real Estate Equities, Inc., 01-15-20	$6,940,028
9,194,000	6.100% AvalonBay Communities, Inc., 03-15-20	9,564,022
1,400,000	5.625% Boston Properties, L.P., 11-15-20	1,463,526
5,000,000	3.700% Corporate Office Properties, L.P., 06-15-21	4,964,365
7,500,000	5.875% Digital Realty Trust L.P., 02-01-20	7,726,800
7,500,000	7.750% Reckson Operating Partnership, L.P., 03-15-20	7,980,236
6,000,000	3.700% UDR, Inc., 10-01-20	6,032,244
5,000,000	7.375% Weyerhaeuser Company, 10-01-19	5,238,167

		$49,909,388
	RETAIL — .30% of Total Net Assets
4,000,000	1.625% Autozone, Inc., 04-21-19	$3,965,618
3,000,000	5.250% Walgreen Company, 01-15-19	3,026,820

		$6,992,438
	TRANSPORTATION — .22% of Total Net Assets
5,000,000	4.700% Burlington Northern Santa Fe, LLC, 10-01-19	$5,105,640

		$5,105,640
	UTILITIES — .44% of Total Net Assets
10,475,000	2.500% Dominion Gas Holdings, LLC, 12-15-19	$10,394,154

		$10,394,154

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2018 (Unaudited)

Principal Amount		Market Value
	WASTE & ENVIRONMENTAL SERVICES — .12% of Total Net Assets
$2,645,000	5.250% Republic Services, Inc., 11-15-21	$2,801,371

		$2,801,371

		$386,534,429

	UNITED STATES TREASURY SECURITIES — 11.49% of Total Net Assets
4,000,000	United States Treasury bills 1.765%, 08-16-18 (e)	$3,996,908
65,000,000	United States Treasury bonds 6.250%, 08-15-23	75,327,019
80,000,000	United States Treasury bonds 6.000%, 02-15-26	96,590,036
80,000,000	United States Treasury bonds 5.250%, 11-15-28	96,094,662

		$272,008,625

	Total Dollar Assets (identified cost $636,057,185)	$658,543,054

	Total Portfolio — 99.31% of total net assets (identified cost $1,999,153,715) (f)	$2,350,377,732
	Other assets, less liabilities (.69% of total net assets)	16,265,146

	Net assets applicable to outstanding shares	$2,366,642,878

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2018, these securities amounted to $16,209,422, or .68% of Permanent Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(d) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of July 31, 2018.
	(e) Interest rate represents yield to maturity.
	(f) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

SHORT-TERM TREASURY PORTFOLIO

Management’s Discussion and Analysis

Six Months Ended July 31, 2018 (Unaudited)

Short-Term Treasury Portfolio’s investment objective is to achieve high current income, consistent with safety and liquidity of principal. The Portfolio invests at least 80% of its net assets in direct obligations of the United States Treasury, including U.S. Treasury bills, notes and bonds, and other securities issued by the U.S. Treasury, such as U.S. Agency securities. The Portfolio expects to maintain a dollar-weighted average length to maturity and duration of zero to three years. During the six months ended July 31, 2018, the Portfolio’s Class I shares achieved a total return of .48%, net of expenses to average net assets of .71%, as compared to .84% for the FTSE 3-Month U.S. Treasury Bill Index over the same period. The Portfolio’s return during the six months then ended was primarily due to improving investment returns available on short-term U.S. Treasury and Agency securities in excess of Portfolio expenses during the period. The FTSE 3-Month U.S. Treasury Bill Index does not reflect a deduction for fees, expenses or taxes.

Mutual fund investing involves risk; loss of principal is possible. The Portfolio’s yield and share price will fluctuate in response to changes in interest rates. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

The following pie chart shows Short-Term Treasury Portfolio’s investment holdings by months to maturity, as a percentage of investments as of July 31, 2018.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security.

SHORT-TERM TREASURY PORTFOLIO

Performance Chart

Ten Years Ended July 31, 2018 (Unaudited)

The chart above compares the initial account values and subsequent account values over the past ten years, assuming a hypothetical $10,000 investment in the Portfolio at the beginning of the first period indicated and reinvestment of all dividends and other distributions, without the deduction of taxes, to a $10,000 investment over the same periods in a comparable broad-based securities market index.

The FTSE 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury. You cannot invest directly in an index. Returns shown for the FTSE 3-Month U.S. Treasury Bill Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

SHORT-TERM TREASURY PORTFOLIO

Average Annual Total Returns

Periods Ended July 31, 2018 (Unaudited)

	One Year	Five Years	Ten Years	Since Inception	Inception Date
At Net Asset Value
Class I Shares (PRTBX) (1)	.60%	-.23%	-.32%	2.38%	5/26/1987

FTSE 3-Month U.S. Treasury Bill Index (2)	1.41%	.43%	.32%	3.19%

(1)	Returns reflect the impact of fee waivers in effect. In the absence of such fee waivers, total returns would be reduced.
(2)	The date used to calculate performance since inception for the index is the inception date of the Class I shares.

The table above shows Short-Term Treasury Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time account start-up fee which was eliminated in January 2016). Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

As stated in the Portfolio’s Prospectus dated May 31, 2018, the total annual operating expenses before and after fee waivers (“expense ratios”) for the fiscal year ended January 31, 2018 were 1.22% and .72%, respectively. The expense ratios for the six months ended July 31, 2018 may be found in the Financial Highlights section of this Report.

Performance data shown above for Short-Term Treasury Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in Short-Term Treasury Portfolio.

SHORT-TERM TREASURY PORTFOLIO

Schedule of Investments

July 31, 2018 (Unaudited)

Principal Amount		Market Value
	UNITED STATES AGENCY SECURITIES — 5.58% of Total Net Assets
$800,000	Federal Home Loan Bank 1.125%, 10-03-19	$786,446

	Total United States Agency Securities (identified cost $787,380)	$786,446

	UNITED STATES TREASURY SECURITIES — 94.17% of Total Net Assets
3,000,000	United States Treasury notes 1.000%, 09-15-18	$2,997,206
2,000,000	United States Treasury notes 1.250%, 10-31-18	1,995,962
2,500,000	United States Treasury notes 1.125%, 01-15-19	2,488,337
2,500,000	United States Treasury notes 1.000%, 03-15-19	2,480,545
2,000,000	United States Treasury notes 1.125%, 05-31-19	1,979,144
1,350,000	United States Treasury notes .825%, 07-31-19	1,328,971

	Total United States Treasury Securities (identified cost $13,276,215)	$13,270,165

	Total Portfolio — 99.75% of total net assets (identified cost $14,063,595) (a)	$14,056,611
	Other assets, less liabilities (.25% of total net assets)	35,766

	Net assets applicable to outstanding shares	$14,092,377

	Notes:
	(a) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

VERSATILE BOND PORTFOLIO

Management’s Discussion and Analysis

Six Months Ended July 31, 2018 (Unaudited)

Versatile Bond Portfolio’s investment objective is to achieve high current income. The Portfolio invests at least 80% of its net assets in bonds, which may include debt securities of all types and of any maturity. During the six months ended July 31, 2018, the Portfolio’s Class I shares achieved a total return of 2.69%, net of expenses to average net assets of .84%, as compared to -3.08% for the Bloomberg Barclays Global Aggregate (Excluding Securitized) Bond Index, .48% for the FTSE BIG Credit AAA/AA 1-3 Year Corporate Bond Index and .45% for the FTSE BIG Credit A 1-3 Year Corporate Bond Index over the same period. While the returns of the indices during the six months then ended were consistent with the general level and direction of interest rates during the period, the Portfolio’s return exceeded the performance of the indices, primarily due to its investment selection, the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned indices, its investments in U.S. dollar denominated corporate securities and its investments having longer durations, greater credit risk and less currency risk than the indices. The returns of the indices do not reflect a deduction for fees, expenses or taxes. Returns for the Portfolio’s Class A and Class C shares are provided on pages 21, 41 and 42.

Mutual fund investing involves risk; loss of principal is possible. The Portfolio’s yield and share price will fluctuate in response to changes in interest rates. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in debt securities are also subject to credit risk, which is the risk that an issuer of debt securities may be unable or unwilling to pay principal and interest when due. Below investment grade bonds involve greater risk of loss because they are subject to greater levels of credit risk.

The following pie chart shows Versatile Bond Portfolio’s investment holdings by Standard & Poor’s credit rating, as a percentage of investments as of July 31, 2018. Credit ratings range from AAA (highest) to D (lowest) based on Standard & Poor’s measures. Other rating agencies may rate the same securities differently. “Not Rated” securities are not rated by Standard & Poor’s. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value, are not guarantees as to the payment of interest and repayment of principal, and are subject to change.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security.

VERSATILE BOND PORTFOLIO

Performance Chart

Ten Years Ended July 31, 2018 (Unaudited)

The chart above compares the initial account values and subsequent account values over the past ten years, assuming a hypothetical $10,000 investment in the Portfolio’s Class I shares at the beginning of the first period indicated and reinvestment of all dividends and other distributions, without the deduction of taxes, to a $10,000 investment over the same periods in comparable broad-based securities market indices. The performance of the Portfolio’s Class A and Class C shares will differ due to different sales charge structures and share class expenses.

The Bloomberg Barclays Global Aggregate Bond Index is a market-capitalization weighted, broad-based measure of global, government-related, treasury, corporate and securitized fixed income investments. The Bloomberg Barclays Global Aggregate (Excluding Securitized) Bond Index, which excludes securitized fixed income investments, is a sub-index of the Bloomberg Barclays Global Aggregate Bond Index and has characteristics relevant to the Portfolio’s investment strategies after May 30, 2012. The FTSE BIG AAA/AA 1-3 Year Corporate Bond Index and the FTSE BIG A 1-3 Year Corporate Bond Index are components of the FTSE Broad Investment-Grade (BIG) Bond Index and have characteristics relevant to the Portfolio’s investment strategies prior to May 30, 2012. Both indices are market-capitalization weighted and include bonds rated AAA, AA or A by Standard & Poor’s or Moody’s Investor Services, Inc. (“Moody’s”) with maturities of one to three years and a minimum amount outstanding of $100 million. They should not be considered predictive or representative of results the Portfolio may experience under its current investment strategy. You cannot invest directly in an index. Returns shown for the indices reflect reinvested interest, dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

VERSATILE BOND PORTFOLIO

Average Annual Total Returns

Periods Ended July 31, 2018 (Unaudited)

	One Year	Five Years	Ten Years	Since Inception	Inception Date
At Net Asset Value
Class I Shares (PRVBX) (1)(2)	3.92%	3.25%	2.80%	3.47%	9/27/1991
Class A Shares (PRVDX) (1)	3.65%	—	—	4.52%	5/31/2016
Class C Shares (PRVHX) (1)	2.90%	—	—	3.75%	5/31/2016

With Sales Charge
Class A Shares (PRVDX) (1)(3)	-.49%	—	—	2.57%
Class C Shares (PRVHX) (1)(3)	1.90%	—	—	3.75%

Bloomberg Barclays Global Aggregate (Excluding Securitized) Bond Index (4)(5)	-.48%	1.12%	2.45%	5.29%
FTSE BIG Credit AAA/AA 1-3 Year Corporate Bond Index (5)	.21%	.94%	1.77%	4.33%
FTSE BIG Credit A 1-3 Year Corporate Bond Index (5)	.27%	1.31%	2.54%	4.63%

(1)	Returns reflect the impact of fee waivers in effect. In the absence of such fee waivers, total returns would be reduced.
(2)

Returns for periods prior to May 30, 2012 reflect the Portfolio’s results under its prior investment strategies. Such returns should not be considered predictive or representative of results the Portfolio may experience under its current investment strategies.

(3)

Returns with sales charge reflect the deduction of the maximum front end sales charge of 4.00% for Class A shares, and the maximum contingent deferred sales charge of 1.00% for redemption of Class C shares, for which the contingent deferred sales charge is eliminated one year after purchase.

(4)

The Bloomberg Barclays Global Aggregate (Excluding Securitized) Bond Index commenced on September 30, 2002. Performance of the Index for periods prior to September 30, 2002, is calculated using the return data of the Bloomberg Barclays Global Aggregate Bond Index through September 29, 2002 and the return data of the Bloomberg Barclays Global Aggregate (Excluding Securitized) Bond Index since September 30, 2002.

(5)	The date used to calculate performance since inception for the indices is the inception date of the Class I shares.

The table above shows Versatile Bond Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time account start-up fee which was eliminated in January 2016). All share classes of the Portfolio are invested in the same securities and returns only differ to the extent that the fees and expenses of the share classes are different. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

As stated in the Portfolio’s Prospectus dated May 31, 2018, the total annual operating expenses (“expense ratios”) for the fiscal year ended January 31, 2018, before fee waivers, were 1.22%, 1.47% and 2.22% for the Portfolio’s Class I, Class A and Class C shares, respectively. The expense ratios for the same period, after fee waivers, were .84%, 1.09% and 1.84% for the Portfolio’s Class I, Class A and Class C shares, respectively. The expense ratios for the six months ended July 31, 2018 may be found in the Financial Highlights section of this Report.

Performance data shown above for Versatile Bond Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in Versatile Bond Portfolio.

VERSATILE BOND PORTFOLIO

Schedule of Investments

July 31, 2018 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 89.80% of Total Net Assets

	ADVERTISING & MARKETING — 4.28% of Total Net Assets
$300,000	4.000% The Interpublic Group of Companies, Inc., 03-15-22	$300,462

		$300,462
	CHEMICALS — 1.79% of Total Net Assets
125,000	3.950% FMC Corporation, 02-01-22	$125,353

		$125,353
	COMMUNICATIONS SERVICES — 4.12% of Total Net Assets
300,000	2.750% Comcast Corporation, 03-01-23	$288,910

		$288,910
	CONSUMER PRODUCTS — 5.92% of Total Net Assets
300,000	2.750% BAT International Finance, p.l.c., 06-15-20 (a)	$297,118
119,000	4.625% Brunswick Corporation, 05-15-21 (a)	118,703

		$415,821
	ENERGY SERVICES & PROCESSING — 3.31% of Total Net Assets
247,500	4.750% El Paso Energy Capital Trust, 03-31-28	$232,031

		$232,031
	FINANCIAL SERVICES — 7.26% of Total Net Assets
100,000	8.800% Capital One Bank USA, N.A., 07-15-19	$105,509
300,000	4.300% Fifth Third Bancorp, 01-16-24	304,207
100,000	2.700% Legg Mason, Inc., 07-15-19	99,717

		$509,433
	INSURANCE — 12.60% of Total Net Assets
300,000	5.375% Berkley (W. R.) Corporation, 09-15-20	$311,296
750,000	7.450% Phoenix Companies, Inc., 01-15-32	573,000

		$884,296
	LODGING — 4.18% of Total Net Assets
300,000	3.375% Hyatt Hotels Corporation, 07-15-23	$293,455

		$293,455
	MANUFACTURING — 4.25% of Total Net Assets
300,000	3.875% Kennametal, Inc., 02-15-22	$298,254

		$298,254
	MATERIALS — 9.88% of Total Net Assets
500,000	5.200% Carpenter Technology Corporation, 07-15-21	$510,758
175,000	5.400% Georgia Pacific, LLC, 11-01-20	182,546

		$693,304
	NATURAL RESOURCES — 4.25% of Total Net Assets
300,000	4.450% Murphy Oil Corporation, 12-01-22	$298,500

		$298,500
	REAL ESTATE — 17.70% of Total Net Assets
200,000	5.250% CBL & Associates, L.P., 12-01-23	$177,176
350,000	3.700% Corporate Office Properties, L.P., 06-15-21	347,506
200,000	3.375% Essex Portfolio, L.P., 01-15-23	195,560
200,000	4.125% Liberty Property L.P., 06-15-22	203,082
300,000	7.750% Reckson Operating Partnership, L.P., 03-15-20	319,209

		$1,242,533

Continued on following page.

VERSATILE BOND PORTFOLIO

Schedule of Investments

July 31, 2018 (Unaudited)

Principal Amount		Market Value
	RESTAURANTS — 4.04% of Total Net Assets
$300,000	3.875% Brinker International, Inc., 05-15-23	$283,721

		$283,721
	TRANSPORTATION — 2.19% of Total Net Assets
155,000	2.875% Ryder System, Inc., 09-01-20	$153,904

		$153,904
	UTILITIES — 4.03% of Total Net Assets
275,000	4.625% UIL Holdings Corporation, 10-01-20	$282,663

		$282,663

	Total Corporate Bonds (identified cost $6,352,234)	$6,302,640

	UNITED STATES TREASURY SECURITIES — 3.21% of Total Net Assets
150,000	United States Treasury bills .920%, 08-02-18 (b)	$149,992
75,000	United States Treasury bills 1.765%, 08-16-18 (b)	74,942

	Total United States Treasury Securities (identified cost $224,935)	$224,934

Number of Shares
	PREFERRED STOCKS — 2.25% of Total Net Assets

	LODGING — 2.25% of Total Net Assets
6,000	RLJ Lodging Trust Perpetual Preferred Class A (c)	$158,100

	Total Preferred Stocks (identified cost $153,315)	$158,100

	Total Portfolio — 95.26% of total net assets (identified cost $6,730,484) (d)	$6,685,674
	Other assets, less liabilities (4.74% of total net assets)	332,633

	Net assets applicable to outstanding shares	$7,018,307

	Notes:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2018, these securities amounted to $415,821, or 5.92% of Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(b) Interest rate represents yield to maturity.
	(c) Convertible security.
	(d) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

AGGRESSIVE GROWTH PORTFOLIO

Management’s Discussion and Analysis

Six Months Ended July 31, 2018 (Unaudited)

Aggressive Growth Portfolio’s investment objective is to achieve high (greater than the stock market as a whole), long-term appreciation in the value of its shares. The Portfolio invests in stocks and stock warrants of U.S. and foreign companies that are expected to have a higher profit potential than the stock market as a whole. During the six months ended July 31, 2018, the Portfolio’s Class I shares achieved a total return of -1.26%, net of expenses to average net assets of 1.22%, as compared to -1.70% for the Dow Jones Industrial Average and .70% for the Standard & Poor’s 500 Composite Stock Index over the same period. The Portfolio’s return during the six months then ended was primarily due to the Portfolio’s investment selection and the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned indices. Industry sectors contributing the most appreciation to the Portfolio during the six months ended July 31, 2018 included computer software and services, energy services and processing, and retail, while natural resources, engineering and construction, and manufacturing, provided the most depreciation over the same period. Neither the Dow Jones Industrial Average nor the Standard & Poor’s 500 Composite Stock Index reflect deductions for fees, expenses or taxes. Returns for the Portfolio’s Class A and Class C shares are provided on pages 27, 44 and 45.

Mutual fund investing involves risk; loss of principal is possible. Aggressive Growth Portfolio’s stock market investments will fluctuate, sometimes rapidly and unexpectedly. Aggressive growth stock investments are subject to greater market risk of price declines, especially during periods when the prices of U.S. stock market investments in general are declining. The Portfolio may also invest in smaller and medium capitalization companies which will involve additional risks, such as limited liquidity and greater volatility.

The following pie chart shows Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of July 31, 2018.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

AGGRESSIVE GROWTH PORTFOLIO

Performance Chart

Ten Years Ended July 31, 2018 (Unaudited)

The chart above compares the initial account values and subsequent account values over the past ten years, assuming a hypothetical $10,000 investment in the Portfolio’s Class I shares at the beginning of the first period indicated and reinvestment of all dividends and other distributions, without the deduction of taxes, to a $10,000 investment over the same periods in comparable broad-based securities market indices. The performance of the Portfolio’s Class A and Class C shares will differ due to different sales charge structures and share class expenses.

The Dow Jones Industrial Average is an average of the stock prices of thirty large companies and represents a widely recognized unmanaged portfolio of common stocks. The Standard & Poor’s 500 Composite Stock Index is a market-capitalization weighted index of common stocks and also represents an unmanaged portfolio. You cannot invest directly in an index. Returns shown for the Dow Jones Industrial Average and the Standard & Poor’s 500 Composite Stock Index reflect reinvested dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

AGGRESSIVE GROWTH PORTFOLIO

Average Annual Total Returns

Periods Ended July 31, 2018 (Unaudited)

	One Year	Five Years	Ten Years	Since Inception	Inception Date
At Net Asset Value
Class I Shares (PAGRX)	16.53%	10.05%	8.17%	10.27%	1/02/1990
Class A Shares (PAGDX)	16.25%	—	—	16.14%	5/31/2016
Class C Shares (PAGHX)	15.39%	—	—	15.29%	5/31/2016

With Sales Charge
Class A Shares (PAGDX) (1)	10.43%	—	—	13.43%
Class C Shares (PAGHX) (1)	14.39%	—	—	15.29%

Dow Jones Industrial Average (2)	18.75%	13.11%	11.25%	10.68%
Standard & Poor’s 500 Composite Stock Index (2)	16.24%	13.12%	10.67%	9.78%

(1)

Returns with sales charge reflect the deduction of the maximum front end sales charge of 5.00% for Class A shares, and the maximum contingent deferred sales charge of 1.00% for redemption of Class C shares, for which the contingent deferred sales charge is eliminated one year after purchase.

(2)	The date used to calculate performance since inception for the indices is the inception date of the Class I shares.

The table above shows Aggressive Growth Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time account start-up fee which was eliminated in January 2016). All share classes of the Portfolio are invested in the same securities and returns only differ to the extent that the fees and expenses of the share classes are different. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

As stated in the Portfolio’s Prospectus dated May 31, 2018, the total annual operating expenses (“expense ratios”) for the fiscal year ended January 31, 2018 were 1.21%, 1.46% and 2.21% for the Portfolio’s Class I, Class A and Class C shares, respectively. The expense ratios for the six months ended July 31, 2018 may be found in the Financial Highlights section of this Report.

Performance data shown above for Aggressive Growth Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in Aggressive Growth Portfolio.

AGGRESSIVE GROWTH PORTFOLIO

Schedule of Investments

July 31, 2018 (Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 99.44% of Total Net Assets

	AEROSPACE — 5.76% of Total Net Assets
5,000	Lockheed Martin Corporation	$1,630,500

		$1,630,500
	CHEMICALS — 4.91% of Total Net Assets
6,000	Air Products & Chemicals, Inc.	$985,020
7,000	Mosaic Company	210,770
5,000	Versum Materials, Inc.	192,750

		$1,388,540
	COMMUNICATIONS EQUIPMENT — .65% of Total Net Assets
7,000	Juniper Networks, Inc.	$184,380

		$184,380
	COMPUTER SOFTWARE & SERVICES — 9.40% of Total Net Assets
7,000	Autodesk, Inc. (a)	$899,080
25,000	Sailpoint Technologies Holdings, Inc. (a)	602,250
20,000	Twilio, Inc. Class A (a)	1,157,800

		$2,659,130
	ELECTRICAL EQUIPMENT & ELECTRONICS — 1.03% of Total Net Assets
10,000	Sanmina Corporation (a)	$291,000

		$291,000
	ENERGY SERVICES & PROCESSING — 6.13% of Total Net Assets
7,000	Baker Hughes, a GE company	$242,060
20,000	HollyFrontier Corporation	1,491,600

		$1,733,660
	ENGINEERING & CONSTRUCTION — 2.38% of Total Net Assets
7,000	Fluor Corporation	$358,750
6,000	Lennar Corporation Class A	313,620

		$672,370
	ENTERTAINMENT & LEISURE — 9.83% of Total Net Assets
5,000	Disney (Walt) Company	$567,800
8,000	Facebook, Inc. Class A (a)	1,380,640
5,000	Wynn Resorts, Ltd.	833,900

		$2,782,340
	FINANCIAL SERVICES — 13.85% of Total Net Assets
10,000	First Republic Bank	$988,600
50,000	KeyCorp	1,043,500
15,000	Morgan Stanley	758,400
10,000	Schwab (Charles) Corporation	510,600
7,000	State Street Corporation	618,170

		$3,919,270
	MANUFACTURING — 12.26% of Total Net Assets
7,000	Agilent Technologies, Inc.	$462,280
7,000	Illinois Tool Works, Inc.	1,003,310
5,000	IPG Photonics Corporation (a)	820,200
7,000	Parker-Hannifin Corporation	1,183,350

		$3,469,140

Continued on following page.

AGGRESSIVE GROWTH PORTFOLIO

Schedule of Investments

July 31, 2018 (Unaudited)

Number of Shares		Market Value
	MATERIALS — 1.66% of Total Net Assets
7,000	Nucor Corporation	$468,510

		$468,510
	NATURAL RESOURCES — 5.89% of Total Net Assets
75,000	Freeport-McMoRan, Inc.	$1,237,500
15,000	Newfield Exploration Company (a)	430,800

		$1,668,300
	PHARMACEUTICALS — 11.64% of Total Net Assets
6,000	Amgen, Inc.	$1,179,300
25,000	Atara Biotherapeutics, Inc. (a)	938,750
7,000	Celgene Corporation (a)	630,630
7,000	Gilead Sciences, Inc.	544,810

		$3,293,490
	RETAIL — 5.31% of Total Net Assets
5,000	Costco Wholesale Corporation	$1,093,550
7,000	Williams-Sonoma, Inc.	409,430

		$1,502,980
	TRANSPORTATION — 8.74% of Total Net Assets
5,000	FedEx Corporation	$1,229,350
6,000	Kansas City Southern	697,620
7,000	Ryder System, Inc.	548,100

		$2,475,070

	Total Portfolio — 99.44% of total net assets (identified cost $9,545,592) (b)	$28,138,680
	Other assets, less liabilities (.56% of total net assets)	159,423

	Net assets applicable to outstanding shares	$28,298,103

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2018 (Unaudited)

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
ASSETS
Investments at market value (Notes 1, 5 & 6):
Investments other than securities:
Gold assets (identified cost $444,192,700; $—; $— and $—, respectively)	$488,190,590	$—	$—	$—
Silver assets (identified cost $127,141,167; $—; $— and $—, respectively)	119,902,549	—	—	—

	608,093,139	—	—	—
Swiss franc bonds	193,852,489	—	—	—
Real estate and natural resource stocks	448,412,800	—	—	—
Aggressive growth stocks	441,476,250	—	—	28,138,680
Corporate bonds	386,534,429	—	6,302,640	—
Preferred stocks	—	—	158,100	—
United States Agency securities	—	786,446	—	—
United States Treasury securities	272,008,625	13,270,165	224,934	—

Total investments (identified cost $1,999,153,715; $14,063,595; $6,730,484 and $9,545,592, respectively)	2,350,377,732	14,056,611	6,685,674	28,138,680
Cash	98,607	7,468	9,439	164,368
Accounts receivable for investments sold	—	—	261,170	—
Accounts receivable for shares of the portfolio sold	1,060,093	550	15,000	—
Accrued interest, dividends and foreign taxes receivable	18,289,104	35,185	53,442	22,320
Prepaid expenses	208,908	1,177	624	2,292

Total assets	2,370,034,444	14,100,991	7,025,349	28,327,660

LIABILITIES
Accounts payable for shares of the portfolio redeemed	1,701,565	486	1,894	—
Accrued investment advisory fees	1,634,000	8,122	4,824	28,752
Accrued distribution and service fees	50,724	—	298	722
Other accrued expenses	5,277	6	26	83

Total liabilities	3,391,566	8,614	7,042	29,557

NET ASSETS	$2,366,642,878	$14,092,377	$7,018,307	$28,298,103

Continued on following page.

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2018 (Unaudited)

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
COMPONENTS OF NET ASSETS
Capital stock	$57,887	$217	$119	$424
Paid-in capital	1,887,429,840	14,047,138	8,025,181	7,245,284

	1,887,487,727	14,047,355	8,025,300	7,245,708
Undistributed net investment income (Note 1 & 2)	14,139,264	54,198	83,995	17,587
Accumulated net realized gain (loss) on investments	114,149,790	(2,192)	(1,046,178)	2,441,720
Accumulated net realized loss on foreign currency transactions	(71,911)	—	—	—
Net unrealized appreciation (depreciation) of investments (Notes 1 & 6)	351,224,017	(6,984)	(44,810)	18,593,088
Net unrealized depreciation on translation of assets and liabilities in foreign currencies	(286,009)	—	—	—

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$2,366,642,878	$14,092,377	$7,018,307	$28,298,103

COMPUTATION OF NET ASSETS

CLASS I SHARES
Net assets applicable to outstanding shares	$2,356,703,614	$14,092,377	$6,995,497	$28,163,992
Shares outstanding	57,642,422	216,549	118,949	422,291
Net asset value and redemption proceeds per share	$40.88	$65.08	$58.81	$66.69
CLASS A SHARES
Net assets applicable to outstanding shares	$6,479,072	—	$11,982	$87,628
Shares outstanding	158,925	—	204	1,317
Net asset value per share	$40.77	—	$58.72	$66.54
Offering price per share (NAV per share plus maximum sales charge) (1)	$42.81	—	$61.07	$69.87
CLASS C SHARES
Net assets applicable to outstanding shares	$3,460,192	—	$10,828	$46,483
Shares outstanding	85,715	—	185	707
Net asset value per share	$40.37	—	$58.41	$65.79
Redemption proceeds per share (NAV per share less maximum contingent deferred sales charge) (2)	$39.97	—	$57.83	$65.13

(1)	Maximum sales charge for Class A shares of 5.00% in Permanent Portfolio and Aggressive Growth Portfolio, and 4.00% in Versatile Bond Portfolio.
(2)	Maximum contingent deferred sales charge (CDSC) is 1.00% for Class C shares. The CDSC is eliminated one year after purchase.

See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

STATEMENTS OF OPERATIONS

Six Months Ended July 31, 2018 (Unaudited)

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
INVESTMENT INCOME (Note 1)
Interest	$11,649,295	$98,653	$104,401	$80
Dividends	10,507,822	—	36,311	202,504

	22,157,117	98,653	140,712	202,584
EXPENSES (Notes 3 & 4)
Investment advisory fee	9,789,064	78,351	40,313	171,533
Trustees’ fees and expenses	288,687	1,512	867	3,431
Legal expense	49,741	255	146	603
Distribution and service fees — Class A	5,816	—	15	102
Distribution and service fees — Class C	15,849	—	52	221

Total expenses	10,149,157	80,118	41,393	175,890
Less waiver of investment advisory fee	—	(32,990)	(12,731)	—

Net expenses	10,149,157	47,128	28,662	175,890

Net investment income before foreign income taxes deducted at source	12,007,960	51,525	112,050	26,694
Less foreign income taxes deducted at source, net of refundable taxes	(53,727)	—	—	—

NET INVESTMENT INCOME	11,954,233	51,525	112,050	26,694

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY (Notes 1, 5 & 6)

Net realized gain (loss) on:
Investments in securities	55,669,512	—	(196,816)	2,374,402
Investments other than securities	9,795,987	—	—	—
Foreign currency transactions	(71,911)	—	—	—

	65,393,588	—	(196,816)	2,374,402
Change in unrealized appreciation (depreciation) of:
Investments	(145,003,725)	12,394	259,453	(2,833,808)
Translation of assets and liabilities in foreign currencies	(586,411)	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(80,196,548)	12,394	62,637	(459,406)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(68,242,315)	$63,919	$174,687	$(432,712)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Permanent Portfolio®
	Six Months Ended July 31, 2018	Year Ended January 31, 2018
OPERATIONS
Net investment income	$11,954,233	$23,393,770
Net realized gain (loss) on investments in securities	55,669,512	87,980,053
Net realized gain (loss) on investments other than securities	9,795,987	(18,492,544)
Net realized gain (loss) on foreign currency transactions	(71,911)	508,708
Net increase from payment by Adviser	—	—
Change in unrealized appreciation (depreciation) of investments	(145,003,725)	151,222,655
Change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(586,411)	1,379,952

Net increase (decrease) in net assets resulting from operations	(68,242,315)	245,992,594

EQUALIZATION ON SHARES ISSUED AND REDEEMED	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 2)
Net investment income
Class I	—	(20,527,218)
Class A	—	(19,608)
Class C	—	(3,948)
Net realized gain on investments
Class I	—	(33,225,489)
Class A	—	(39,806)
Class C	—	(34,073)

Total distributions to shareholders	—	(53,850,142)

CAPITAL STOCK TRANSACTIONS
Shares sold
Class I	151,600,944	347,343,707
Class A	4,999,379	2,289,541
Class C	878,775	2,258,476
Distributions reinvested
Class I	—	45,212,059
Class A	—	57,259
Class C	—	36,739
Shares redeemed
Class I	(283,465,324)	(823,126,541)
Class A	(2,230,971)	(266,463)
Class C	(205,562)	(499,999)

Net increase (decrease) from capital stock transactions	(128,422,759)	(426,695,222)

NET INCREASE (DECREASE) IN NET ASSETS	(196,665,074)	(234,552,770)

NET ASSETS AT BEGINNING OF PERIOD	2,563,307,952	2,797,860,722

NET ASSETS AT END OF PERIOD	$2,366,642,878	$2,563,307,952

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$14,139,264	$2,185,031

SHARE TRANSACTIONS
Shares sold
Class I	3,697,648	8,631,738
Class A	121,931	56,633
Class C	21,597	56,964
Distributions reinvested
Class I	—	1,130,584
Class A	—	1,434
Class C	—	924
Shares redeemed
Class I	(6,914,269)	(20,502,915)
Class A	(54,609)	(6,651)
Class C	(5,080)	(12,552)

INCREASE (DECREASE) IN SHARES OUTSTANDING	(3,132,782)	(10,643,841)

Continued on following page.

Short-Term Treasury Portfolio		Versatile Bond Portfolio		Aggressive Growth Portfolio
Six Months Ended July 31, 2018	Year Ended January 31, 2018	Six Months Ended July 31, 2018	Year Ended January 31, 2018	Six Months Ended July 31, 2018	Year Ended January 31, 2018

$51,525	$30,590	$112,050	$280,184	$26,694	$251,409
—	(2,104)	(196,816)	(814,467)	2,374,402	1,044,530
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	55,365	—	—
12,394	(20,227)	259,453	498,823	(2,833,808)	5,315,728
—	—	—	—	—	—

63,919	8,259	174,687	19,905	(432,712)	6,611,667

—	—	—	—	—	—

—	—	—	(220,521)	—	(270,077)
—	—	—	(343)	—	(352)
—	—	—	(245)	—	(252)

—	—	—	—	—	(2,097,165)
—	—	—	—	—	(3,463)
—	—	—	—	—	(3,007)

—	—	—	(221,109)	—	(2,374,316)

2,690,944	1,770,570	1,777,755	2,933,040	403,401	1,589,693
—	—	—	—	5,552	64,203
—	—	—	—	2,500	27,600

—	—	—	206,294		2,302,571
—	—	—	343	—	3,815
—	—	—	245	—	3,260

(1,069,684)	(5,830,127)	(1,447,697)	(8,384,775)	(3,117,408)	(5,545,108)
—	—	—	(3,899)	—	(4,433)
—	—	—	—	—	—

1,621,260	(4,059,557)	330,058	(5,248,752)	(2,705,955)	(1,558,399)

1,685,179	(4,051,298)	504,745	(5,449,956)	(3,138,667)	2,678,952

12,407,198	16,458,496	6,513,562	11,963,518	31,436,770	28,757,818

$14,092,377	$12,407,198	$7,018,307	$6,513,562	$28,298,103	$31,436,770

$54,198	$2,673	$83,995	$(28,055)	$17,587	$(9,107)

41,464	27,366	30,879	49,838	6,071	24,904
—	—	—	—	83	1,047
—	—	—	—	37	426

—	—	—	3,614	—	37,673
—	—	—	6	—	62
—	—	—	4	—	54

(16,476)	(90,143)	(25,226)	(142,838)	(47,368)	(90,019)
—	—	—	(67)	—	(66)
—	—	—	—	—	—

24,988	(62,777)	5,653	(89,443)	(41,177)	(25,919)

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class I Shares (PRPFX) (1)	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,
			2018	2017	2016	2015	2014
Net asset value, beginning of period	$42.01		$39.04	$34.37	$40.72	$42.96	$49.59

Income (loss) from investment operations:
Net investment income (2)	.20		.35	.27	.31	.28	.31
Net realized and unrealized gain (loss) on investments and foreign currencies (3)	(1.33)		3.50	4.76	(4.22)	.65	(2.34)

Total income (loss) from investment operations	(1.13)		3.85	5.03	(3.91)	.93	(2.03)

Less distributions from:
Net investment income	—		(.34)	(.31)	(.41)	(.27)	(.25)
Net realized gain on investments	—		(.54)	(.05)	(2.03)	(2.90)	(4.35)

Total distributions	—		(.88)	(.36)	(2.44)	(3.17)	(4.60)

Net asset value, end of period	$40.88		$42.01	$39.04	$34.37	$40.72	$42.96

Total return (4)	(2.69)%	†	9.97%	14.65%	(9.69)%	2.30%	(4.12)%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$2,356,704		$2,556,582	$2,795,366	$2,763,227	$5,634,021	$8,992,350

Portfolio turnover rate	21.98%	†	9.03%	19.08%	5.92%	17.43%	4.29%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.83%	*	.82%	.82%	.80%	.76%	.72%
Before Advisory Fee waiver	.83%	*	.82%	.82%	.80%	.78%	.77%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	.98%	*	.88%	.71%	.79%	.65%	.65%
Before Advisory Fee waiver	.98%	*	.88%	.71%	.79%	.63%	.60%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except, through January 21, 2016, the $35 one-time account start-up fee.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class A Shares (PRPDX) (1)	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31, 2018	Eight Months Ended January 31, 2017
Net asset value, beginning of period	$41.94		$39.01	$37.31

Income (loss) from investment operations:
Net investment income (loss) (2)	.14		.22	(.30)
Net realized and unrealized gain (loss) on investments and foreign currencies (3)	(1.31)		3.52	2.33

Total income (loss) from investment operations	(1.17)		3.74	2.03

Less distributions from:
Net investment income	—		(.27)	(.28)
Net realized gain on investments	—		(.54)	(.05)

Total distributions	—		(.81)	(.33)

Net asset value, end of period	$40.77		$41.94	$39.01

Total return (4)	(2.79)%	†	9.69%	5.45%	†

Ratios / supplemental data:
Net assets, end of period (in thousands)	$6,479		$3,842	$1,568

Portfolio turnover rate	21.98%	†	9.03%	19.08%	†
Ratio of expenses to average net assets	1.08%	*	1.07%	1.07%	*
Ratio of net investment income (loss) to average net assets	.70%	*	.55%	(1.17)%	*

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period. Shares commenced operations on May 31, 2016.
(2)	Net investment income (loss) is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class C Shares (PRPHX) (1)	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31, 2018	Eight Months Ended January 31, 2017
Net asset value, beginning of period	$41.68		$38.87	$37.31

Income from investment operations:
Net investment loss (2)	(.01)		(.07)	(.21)
Net realized and unrealized gain (loss) on investments and foreign currencies (3)	(1.30)		3.48	2.04

Total income (loss) from investment operations	(1.31)		3.41	1.83

Less distributions from:
Net investment income	—		(.06)	(.22)
Net realized gain on investments	—		(.54)	(.05)

Total distributions	—		(.60)	(.27)

Net asset value, end of period	$40.37		$41.68	$38.87

Total return (4)	(3.14)%	†	8.87%	4.92%	†

Ratios / supplemental data:
Net assets, end of period (in thousands)	$3,460		$2,884	$928

Portfolio turnover rate	21.98%	†	9.03%	19.08%	†
Ratio of expenses to average net assets:	1.83%	*	1.82%	1.82%	*
Ratio of net investment loss to average net assets:	(.03)%	*	(.19)%	(.81)%	*

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period. Shares commenced operations on May 31, 2016.
(2)	Net investment loss is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Short-Term Treasury Portfolio

Class I Shares (PRTBX) (1)	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,
			2018	2017	2016	2015	2014
Net asset value, beginning of period	$64.77		$64.71	$64.81	$65.20	$65.63	$66.03

Income (loss) from investment operations:
Net investment income (loss) (2)	.25		.14	(.12)	(.40)	(.42)	(.40)
Net realized and unrealized gain (loss) on investments (3)(4)	.06		(.08)	.02	.01	(.01)	—

Total income (loss) from investment operations	.31		.06	(.10)	(.39)	(.43)	(.40)

Less distributions from:
Net investment income	—		—	—	—	—	—

Total distributions	—		—	—	—	—	—

Net asset value, end of period	$65.08		$64.77	$64.71	$64.81	$65.20	$65.63

Total return (4)(5)	.48%	†	.09%	(.15)%	(.60)%	(.66)%	(.61)%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$14,092		$12,407	$16,458	$20,407	$21,031	$25,237

Portfolio turnover rate (6)	39.30%	†	24.81%	—%	—%	—%	—%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.71%	*	.72%	.71%	.71%	.70%	.69%
Before Advisory Fee waiver	1.21%	*	1.22%	1.21%	1.21%	1.20%	1.19%
Ratio of net investment income (loss) to average net assets:
After Advisory Fee waiver	.78%	*	.22%	(.18)%	(.62)%	(.64)%	(.60)%
Before Advisory Fee waiver	.28%	*	(.28)%	(.68)%	(1.12)%	(1.14)%	(1.10)%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income (loss) is based on average shares outstanding during period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)

The receipt of a payment from the Fund’s custodian had the effect of increasing net realized and unrealized gain (loss) on investments by $.02 per share and increasing total return by .03% during the year ended January 31, 2016. Without this payment, total return would have been (.63)% during the year then ended.

(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except, through January 21, 2016, the $35 one-time account start-up fee.
(6)	Through January 21, 2016, portfolio turnover was not applicable since the Portfolio only invested in securities with maturities of one year or less.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class I Shares (PRVBX) (1)	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,
			2018	2017	2016	2015	2014
Net asset value, beginning of period	$57.29		$58.90	$50.55	$60.50	$60.50	$60.93

Income (loss) from investment operations:
Net investment income (2)	.95		1.54	2.20	2.48	2.37	2.50
Net realized and unrealized gain (loss) on investments (3)(4)	.57		(1.26)	8.07	(9.41)	.23	(.17)

Total income (loss) from investment operations	1.52		.28	10.27	(6.93)	2.60	2.33

Less distributions from:
Net investment income	—		(1.89)	(1.74)	(2.57)	(1.91)	(2.25)
Net realized gain on investments	—		—	(.18)	(.45)	(.69)	(.51)

Total distributions	—		(1.89)	(1.92)	(3.02)	(2.60)	(2.76)

Net asset value, end of period	$58.81		$57.29	$58.90	$50.55	$60.50	$60.50

Total return (4)(5)	2.69%	†	.48%	20.29%	(11.76)%	4.37%	3.90%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$6,995		$6,491	$11,937	$10,068	$18,942	$14,287

Portfolio turnover rate	33.39%	†	29.87%	26.35%	15.63%	38.23%	48.71%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.84%	*	.84%	.84%	.84%	.82%	.82%
Before Advisory Fee waiver	1.22%	*	1.22%	1.22%	1.22%	1.19%	1.19%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	3.30%	*	2.63%	3.86%	4.23%	3.81%	4.05%
Before Advisory Fee waiver	2.93%	*	2.26%	3.48%	3.85%	3.44%	3.68%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)

The receipt of a payment from the Fund’s investment adviser had the effect of increasing net realized and unrealized gain (loss) on investments by $.30 per share and increasing total return by .51% during the year ended January 31, 2018. Without this payment, total return would have been (.03)% during the year then ended.

(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except, through January 21, 2016, the $35 one-time account start-up fee.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class A Shares (PRVDX) (1)	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31, 2018	Eight Months Ended January 31, 2017
Net asset value, beginning of period	$57.27		$58.86	$56.69

Income from investment operations:
Net investment income (2)	.88		1.35	1.31
Net realized and unrealized gain (loss) on investments (3)(4)	.57		(1.21)	2.71

Total income from investment operations	1.45		.14	4.02

Less distributions from:
Net investment income	—		(1.73)	(1.67)
Net realized gain on investments	—		—	(.18)

Total distributions	—		(1.73)	(1.85)

Net asset value, end of period	$58.72		$57.27	$58.86

Total return (4)(5)	2.55%	†	.25%	7.06%	†

Ratios / supplemental data:
Net assets, end of period (in thousands)	$12		$12	$16

Portfolio turnover rate	33.39%	†	29.87%	26.35%	†
Ratio of expenses to average net assets:
After Advisory Fee waiver	1.09%	*	1.09%	1.09%	*
Before Advisory Fee waiver	1.47%	*	1.47%	1.47%	*
Ratio of net investment income to average net assets:
After Advisory Fee waiver	3.06%	*	2.31%	3.34%	*
Before Advisory Fee waiver	2.69%	*	1.94%	2.96%	*

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period. Shares commenced operations on May 31, 2016.
(2)	Net investment income is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)

The receipt of a payment from the Fund’s investment adviser had the effect of increasing net realized and unrealized gain (loss) on investments by $.30 per share and increasing total return by .51% during the year ended January 31, 2018. Without this payment, total return would have been (.26)% during the year then ended.

(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class C Shares (PRVHX) (1)	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31, 2018	Eight Months Ended January 31, 2017
Net asset value, beginning of period	$57.18		$58.83	$56.69

Income (loss) from investment operations:
Net investment income (2)	.66		.91	1.02
Net realized and unrealized gain (loss) on investments (3)(4)	.57		(1.21)	2.69

Total income (loss) from investment operations	1.23		(.30)	3.71

Less distributions from:
Net investment income	—		(1.35)	(1.39)
Net realized gain on investments	—		—	(.18)

Total distributions	—		(1.35)	(1.57)

Net asset value, end of period	$58.41		$57.18	$58.83

Total return (4)(5)	2.19%	†	(.50)%	6.53%	†

Ratios / supplemental data:
Net assets, end of period (in thousands)	$11		$11	$11

Portfolio turnover rate	33.39%	†	29.87%	26.35%	†
Ratio of expenses to average net assets:
After Advisory Fee waiver	1.84%	*	1.84%	1.84%	*
Before Advisory Fee waiver	2.22%	*	2.22%	2.22%	*
Ratio of net investment income to average net assets:
After Advisory Fee waiver	2.32%	*	1.56%	2.61%	*
Before Advisory Fee waiver	1.94%	*	1.18%	2.23%	*

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period. Shares commenced operations on May 31, 2016.
(2)	Net investment income is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)

The receipt of a payment from the Fund’s investment adviser had the effect of increasing net realized and unrealized gain (loss) on investments by $.30 per share and increasing total return by .51% during the year ended January 31, 2018. Without this payment, total return would have been (1.01)% during the year then ended.

(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class I Shares (PAGRX) (1)	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,
			2018	2017	2016	2015	2014
Net asset value, beginning of period	$67.54		$58.52	$53.73	$67.53	$65.03	$52.58

Income (loss) from investment operations:
Net investment income (2)	.06		.55	.37	.22	.22	.26
Net realized and unrealized gain (loss) on investments (3)	(.91)		13.98	14.07	(10.33)	4.28	13.91

Total income (loss) from investment operations	(.85)		14.53	14.44	(10.11)	4.50	14.17

Less distributions from:
Net investment income	—		(.63)	(.39)	(.95)	(.21)	(.33)
Net realized gain on investments	—		(4.88)	(9.26)	(2.74)	(1.79)	(1.39)

Total distributions	—		(5.51)	(9.65)	(3.69)	(2.00)	(1.72)

Net asset value, end of period	$66.69		$67.54	$58.52	$53.73	$67.53	$65.03

Total return (4)	(1.26)%	†	25.82%	26.70%	(15.50)%	6.83%	26.84%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$28,164		$31,309	$28,736	$28,120	$44,954	$48,167

Portfolio turnover rate	1.92%	†	3.65%	5.52%	7.22%	5.06%	.31%
Ratio of expenses to average net assets	1.22%	*	1.21%	1.21%	1.21%	1.20%	1.20%
Ratio of net investment income to average net assets	.19%	*	.88%	.62%	.34%	.32%	.44%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except, through January 21, 2016, the $35 one-time account start-up fee.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class A Shares (PAGDX) (1)	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31, 2018	Eight Months Ended January 31, 2017
Net asset value, beginning of period	$67.47		$58.50	$60.81

Income (loss) from investment operations:
Net investment income (loss) (2)	(.02)		.32	(.01)
Net realized and unrealized gain (loss) on investments (3)	(.91)		14.03	7.25

Total income (loss) from investment operations	(.93)		14.35	7.24

Less distributions from:
Net investment income	—		(.50)	(.29)
Net realized gain on investments	—		(4.88)	(9.26)

Total distributions	—		(5.38)	(9.55)

Net asset value, end of period	$66.54		$67.47	$58.50

Total return (4)	(1.38)%	†	25.49%	11.76%	†

Ratios / supplemental data:
Net assets, end of period (in thousands)	$88		$83	$11

Portfolio turnover rate	1.92%	†	3.65%	5.52%	†
Ratio of expenses to average net assets	1.47%	*	1.46%	1.46%	*
Ratio of net investment income (loss) to average net assets	(.07)%	*	.51%	(.01)%	*

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period. Shares commenced operations on May 31, 2016.
(2)	Net investment income (loss) is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class C Shares (PAGHX) (1)	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31, 2018	Eight Months Ended January 31, 2017
Net asset value, beginning of period	$66.95		$58.44	$60.81

Income (loss) from investment operations:
Net investment loss (2)	(.27)		(.22)	(.33)
Net realized and unrealized gain (loss) on investments (3)	(.89)		14.02	7.24

Total income (loss) from investment operations	(1.16)		13.80	6.91

Less distributions from:
Net investment income	—		(.41)	(.02)
Net realized gain on investments	—		(4.88)	(9.26)

Total distributions	—		(5.29)	(9.28)

Net asset value, end of period	$65.79		$66.95	$58.44

Total return (4)	(1.73)%	†	24.55%	11.20%	†

Ratios / supplemental data:
Net assets, end of period (in thousands)	$46		$45	$11

Portfolio turnover rate	1.92%	†	3.65%	5.52%	†
Ratio of expenses to average net assets	2.22%	*	2.21%	2.21%	*
Ratio of net investment loss to average net assets	(.82)%	*	(.34)%	(.76)%	*

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period. Shares commenced operations on May 31, 2016.
(2)	Net investment loss is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 2018 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

Permanent Portfolio Family of Funds (“Fund”) was organized on September 21, 2015 as a Delaware statutory trust under the laws of the State of Delaware and is an open-end, series, management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is the successor to Permanent Portfolio Family of Funds, Inc., a Maryland corporation organized on December 14, 1981, pursuant to a plan of reorganization implemented on May 27, 2016. The Fund currently consists of the following four series (each a “Portfolio”): Permanent Portfolio®, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio. Permanent Portfolio®, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio commenced investment operations on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively. Effective May 31, 2016, existing shares of each Portfolio were renamed Class I shares, and Permanent Portfolio®, Versatile Bond Portfolio and Aggressive Growth Portfolio commenced offering Class A and Class C shares for purchase through brokers and dealers.

Each share class has equal rights as to earnings and assets except that each class bears different shareholder servicing and distribution expenses. Each share class has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each share class based on its relative net assets.

Each of the Fund’s Portfolios is an investment company, and accordingly, each Portfolio follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification “Financial Services — Investment Companies (Topic 946).” The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.

Valuation of Investments

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2018 (Unaudited)

into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, are valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value procedures approved by the Fund’s Board of Trustees.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2018 (Unaudited)

the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total

PERMANENT PORTFOLIO®
Gold assets	$488,190,590	$—	$—	$488,190,590
Silver assets	119,902,549	—	—	119,902,549
Swiss franc assets	—	193,852,489	—	193,852,489
Real estate and natural resource stocks	448,412,800	—	—	448,412,800
Aggressive growth stocks †	441,476,250	—	—	441,476,250
Dollar assets:
Corporate bonds †	—	386,534,429	—	386,534,429
United States Treasury securities	—	272,008,625	—	272,008,625

Total Portfolio	$1,497,982,189	$852,395,543	$—	$2,350,377,732

	63.73%	36.27%	—%	100.00%

SHORT-TERM TREASURY PORTFOLIO
United States Agency securities	$—	$786,446	$—	$786,446
United States Treasury securities	—	13,270,165	—	13,270,165

Total Portfolio	$—	$14,056,611	$—	$14,056,611

	—%	100.00%	—%	100.00%

VERSATILE BOND PORTFOLIO
Corporate bonds †	$—	$6,302,640	$—	$6,302,640
United States Treasury securities	—	224,934	—	224,934
Preferred stocks	158,100	—	—	158,100

Total Portfolio	$158,100	$6,527,574	$—	$6,685,674

	2.36%	97.64%	—%	100.00%

AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$28,138,680	$—	$—	$28,138,680

Total Portfolio	$28,138,680	$—	$—	$28,138,680

	100.00%	—%	—%	100.00%

†

See the Schedules of Investments for Permanent Portfolio and Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for Permanent Portfolio and Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2018 (Unaudited)

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1 and 2 during the six months ended July 31, 2018. The Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio held no Level 3 assets during the six months then ended.

As of July 31, 2018 and during the six months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

Translation of Foreign Currencies

Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, foreign currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books versus the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premiums or discounts for financial and tax reporting purposes using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

During the six months ended July 31, 2018, investment income was earned as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Interest:
Corporate bonds	$6,502,346	$—	$104,401	$—
Swiss franc assets	1,589,555	—	—	—
United States Treasury and Agency securities	3,557,394	98,653	—	80
Dividends	10,507,822	—	36,311	202,504

	$22,157,117	$98,653	$140,712	$202,584

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2018 (Unaudited)

Federal Taxes

Each of the Fund’s Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (“Code”). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2018, pursuant to the requirements of the Code.

As of January 31, 2018, the Fund’s Permanent Portfolio and Aggressive Growth Portfolio had no capital loss carryforwards available to offset future realized gains, if any, while the Fund’s Short-Term Treasury Portfolio had $1,378 of short-term capital loss carryforwards and $814 of long-term capital loss carryforwards, and the Fund’s Versatile Bond Portfolio had $558,290 of long-term capital loss carryforwards available, respectively, to offset future realized gains, if any. Any capital losses incurred in taxable years beginning after December 22, 2010 (“Post-2010 Losses”) may be carried forward without limit and do not expire, and such capital loss carryforwards must be fully utilized before capital loss carryforwards from earlier periods may be utilized. As a result, if the Fund’s Portfolios have Post-2010 Losses, capital loss carryforwards from earlier periods may be more likely to expire unused. Additionally, net capital losses attributable to investment transactions that occur after October 31 and ordinary losses that occur after December 31 (“Post-October” and “Late-Year Ordinary” losses, respectively), if any, are recognized for federal tax purposes as arising on February 1, the first day of each Portfolio’s next taxable year. The Fund’s Permanent Portfolio and Short-Term Treasury Portfolio had no Post-October losses or Late-Year Ordinary losses, the Fund’s Versatile Bond Portfolio had $291,072 of Post-October losses and $28,055 of Late-Year Ordinary losses and the Fund’s Aggressive Growth Portfolio had $23,155 of Late-Year Ordinary losses.

During the six months ended July 31, 2018, the Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio incurred no federal excise tax.

The Fund’s Portfolios recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund’s Portfolios have analyzed their respective tax positions and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns previously filed for open tax years 2015 through 2017 or expected to be taken on the Fund’s Portfolios’ 2018 tax returns. The Fund’s Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Equalization

The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2018 (Unaudited)

Indemnifications

The Fund indemnifies its officers and trustees for certain liabilities that might arise from the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which may provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves future claims that may be made against the Fund under circumstances that have not occurred.

2.	DISTRIBUTIONS TO SHAREHOLDERS

On December 6, 2017, the Fund paid ordinary income dividends and capital gain distributions to shareholders of record on December 5, 2017. The per share amounts per Portfolio were as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary Income Dividends
Class I shares	$.33584	$—	$1.88511	$.62882
Class A shares	.26777	—	1.72952	.49632
Class C shares	.06298	—	1.35409	.40976

Short-Term Capital Gain Distributions
Class I shares	.00386	—	—	.10758
Class A shares	.00386	—	—	.10758
Class C shares	.00386	—	—	.10758

Long-Term Capital Gain Distributions
Class I shares	.53973	—	—	4.77525
Class A shares	.53973	—	—	4.77525
Class C shares	.53973	—	—	4.77525

The federal income tax character of such dividends and distributions paid was as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary income	$20,787,229	$—	$221,109	$317,030
Long-term capital gain †	33,062,913	—	—	2,057,286

	$53,850,142	$—	$221,109	$2,374,316

†	Capital gain distribution pursuant to Section 852(b)(3) of the Code.

Dividends to shareholders from net investment income and distributions to shareholders from net realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such dividends and distributions are determined in accordance with the Code, which may differ from accounting principles generally accepted in the United States. These differences result primarily from different treatment of net investment income and net realized gains on certain investment securities held by the Fund’s Portfolios. During the year ended January 31, 2018: (i) the Fund’s Permanent Portfolio reclassified $508,708 from accumulated net realized gain on investments to undistributed net investment income and $3,276,824 from undistributed net investment income

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2018 (Unaudited)

to paid-in capital; (ii) the Fund’s Short-Term Treasury Portfolio reclassified $27,917 from undistributed net investment income to paid-in capital; (iii) the Fund’s Versatile Bond Portfolio reclassified $120,844 from undistributed net investment income to paid-in capital; and (iv) the Fund’s Aggressive Growth Portfolio reclassified $22,227 from undistributed net investment income to paid-in capital, to reflect such book and tax basis differences.

As of January 31, 2018, the components of distributable earnings on a tax basis were as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Distributable ordinary income	$2,290,147	$2,673	$—	$14,048
Undistributed capital gains (losses)	48,579,175	(2,192)	(558,290)	67,318
Post-October and Late-Year Ordinary losses	—	—	(319,127)	(23,155)
Unrealized appreciation (depreciation) on investments and foreign currencies	496,528,144	(19,378)	(304,263)	21,426,896

	$547,397,466	$(18,897)	$(1,181,680)	$21,485,107

3.	INVESTMENT ADVISER AND INVESTMENT ADVISORY CONTRACT

Pacific Heights Asset Management, LLC (“Pacific Heights”) has served as the Fund’s investment adviser since May 1, 2003. In accordance with the terms of the Investment Advisory Contract, dated January 21, 2016 (“Contract”), Pacific Heights, subject to the oversight of the Fund’s Board of Trustees: (i) furnishes each Portfolio with a continuous investment program, including investment research, advice and management, with respect to all securities, other investments and cash or cash equivalents in each Portfolio; (ii) furnishes the Fund all necessary administrative, accounting, clerical, statistical, correspondence and other services; (iii) furnishes or pays for all supplies, printed material and office space as the Fund may require; and (iv) pays or reimburses such Fund and Portfolio expenses as specified in the Contract. For its services under the Contract, Pacific Heights receives, before any waivers, investment advisory fees which are calculated daily and paid monthly, at the annual rates as a percentage of average daily net assets of each Portfolio of the Fund (“Advisory Fee”) as follows: (i) 1.1875% of the first $200 million of the Portfolio’s average daily net assets; (ii) .8750% of the next $200 million of the Portfolio’s average daily net assets; (iii) .8125% of the next $200 million of the Portfolio’s average daily net assets; and (iv) .7500% of all of the Portfolio’s average daily net assets in excess of $600 million.

All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other fees and expenses are allocated among the Fund’s Portfolios in proportion to their net assets. Except for: (i) the Advisory Fee payable to Pacific Heights; (ii) all fees, costs, expenses and allowances payable to any person, firm or corporation in relation to the Portfolio’s investments, including interest on borrowings; (iii) all taxes of any kind payable by the Portfolio; (iv) all brokerage commissions and other charges in the purchase and sale of the Portfolio’s assets; (v) all fees and expenses of trustees of the Fund, including fees and disbursements to counsel to those trustees who are not interested persons of the Fund or Pacific Heights; (vi) payments pursuant to any plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act; and (vii) all extraordinary fees, costs and expenses of the Fund or any Portfolio, as defined in the Contract, Pacific Heights pays or reimburses the Fund for substantially all of the Portfolios’ ordinary operating expenses out of its Advisory Fee.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2018 (Unaudited)

Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement dated December 8, 2017 (“Waiver Agreement”), effective through June 1, 2019, Pacific Heights has agreed to waive portions of its Advisory Fee allocable to: (i) the Short-Term Treasury Portfolio, such that the Advisory Fee paid by the Portfolio does not exceed an annual rate of .6875% of the Portfolio’s average daily net assets; and (ii) the Versatile Bond Portfolio, such that the Advisory Fee paid by the Portfolio does not exceed an annual rate of .8125% of the Portfolio’s average daily net assets. Pacific Heights is not eligible for reimbursement of any amounts waived under the Waiver Agreement. The Waiver Agreement may be terminated or amended only in writing and only with the approval of the Fund’s Board of Trustees.

Pacific Heights is a California limited liability company. Pacific Heights’ manager and the sole trustee of its sole member is Michael J. Cuggino (who is also its President and Chief Executive Officer). Mr. Cuggino is also the President, Secretary and Chairman of the Board of Trustees of the Fund, and has been the portfolio manager of the Fund’s Portfolios since May 1, 2003. In addition to the benefits that result from being the trustee of the sole member of Pacific Heights, Mr. Cuggino was paid $57,500 by the Fund during the six months ended July 31, 2018 for his service as a trustee of the Fund.

4.	DISTRIBUTION AND SERVICE FEES

The Fund’s Board of Trustees has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plans”) with respect to Class A and Class C shares of the Fund’s Permanent Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio. Under the Rule 12b-1 Plans, Class A shares pay service fees at an annual rate of .25% of the average daily net assets of the Portfolio attributable to Class A shares and Class C shares pay distribution and service fees at an aggregate annual rate of 1.00% of the average daily net assets of the Portfolio attributable to Class C shares. Quasar Distributors, LLC (“Distributor”) serves as principal underwriter for shares of the Portfolios, and acts as each Portfolio’s distributor in a continuous public offering of each Portfolio’s shares. The Distributor may pay any or all amounts received under the Rule 12b-1 Plans to other persons, including Pacific Heights, for any distribution or service activity. These distribution and servicing fees are reported in the Fund’s Statements of Operations. The Portfolios do not incur any direct distribution expenses related to Class I shares. However, Pacific Heights may make payments for the sale and distribution of all share classes, including Class I shares, from its own resources.

5.	PURCHASES AND SALES OF SECURITIES

The following is a summary of purchases and sales of securities other than short-term securities for the six months ended July 31, 2018:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Purchases	$211,173,587	$7,789,588	$2,299,169	$568,932
Sales	264,143,775	2,750,000	2,183,778	3,010,987

The Fund’s Permanent Portfolio also sold $14,365,378 of gold during the six months ended July 31, 2018.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2018 (Unaudited)

6.	NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of July 31, 2018 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$428,113,276	$—	$18,082	$19,042,073
Investments other than securities	44,678,349	—	—	—

	472,791,625	—	18,082	19,042,073
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(113,648,530)	(6,984)	(62,892)	(448,985)
Investments other than securities	(7,919,078)	—	—	—

	(121,567,608)	(6,984)	(62,892)	(448,985)

Net unrealized appreciation (depreciation) of investments	$351,224,017	$(6,984)	$(44,810)	$18,593,088

7.	SUBSEQUENT EVENTS

The Fund has evaluated the impact of subsequent events on its Portfolios and has determined that there were no subsequent events requiring recognition or disclosure in the Fund’s financial statements.

ADDITIONAL INFORMATION

Expense Examples

Six Months Ended July 31, 2018 (Unaudited)

As a shareholder in one or more of the Fund’s Portfolios, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees (if applicable); and (2) ongoing costs, including management fees, distribution fees pursuant to the Rule 12b-1 Plan (if applicable) and other Portfolio expenses. The Examples on the following page are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

These Examples are based on an investment of $1,000 invested at January 31, 2018 and held for the entire six months ended July 31, 2018.

Actual Expenses

The first line with respect to each share class of each Portfolio on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months ended July 31, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended July 31, 2018” to estimate the expenses you paid on your account during the six months ended July 31, 2018.

Hypothetical Example for Comparison Purposes

The second line with respect to each share class of each Portfolio on the following page provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months ended July 31, 2018. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees (if applicable). Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Continued on following page.

ADDITIONAL INFORMATION

Expense Examples

Six Months Ended July 31, 2018 (Unaudited)

	Beginning Account Value January 31, 2018	Ending Account Value July 31, 2018	Expenses Paid During Six Months Ended July 31, 2018 *	Annualized Net Expense Ratio *
Permanent Portfolio®
Class I Shares (PRPFX)
Actual	$1,000.00	$982.54	$4.08	.83%
Hypothetical (5% return before expenses)	1,000.00	1,020.68	6.11	.83%
Class A Shares (PRPDX)
Actual	1,000.00	980.81	5.30	1.08%
Hypothetical (5% return before expenses)	1,000.00	1,019.44	5.41	1.08%
Class C Shares (PRPHX)
Actual	1,000.00	975.35	8.96	1.83%
Hypothetical (5% return before expenses)	1,000.00	1,015.72	9.15	1.83%

Short-Term Treasury Portfolio
Class I Shares (PRTBX)
Actual	$1,000.00	$998.86	$3.52	.71%
Hypothetical (5% return before expenses)	1,000.00	1,021.27	3.56	.71%

Versatile Bond Portfolio
Class I Shares (PRVBX)
Actual	$1,000.00	$1,009.17	$4.18	.84%
Hypothetical (5% return before expenses)	1,000.00	1,020.63	4.21	.84%
Class A Shares (PRVDX)
Actual	1,000.00	1,007.24	5.42	1.09%
Hypothetical (5% return before expenses)	1,000.00	1,019.39	5.46	1.09%
Class C Shares (PRVHX)
Actual	1,000.00	1,001.74	9.13	1.84%
Hypothetical (5% return before expenses)	1,000.00	1,015.67	9.20	1.84%

Aggressive Growth Portfolio
Class I Shares (PAGRX)
Actual	$1,000.00	$987.70	$6.01	1.22%
Hypothetical (5% return before expenses)	1,000.00	1,018.74	6.11	1.22%
Class A Shares (PAGDX)
Actual	1,000.00	985.87	7.24	1.47%
Hypothetical (5% return before expenses)	1,000.00	1,017.50	7.35	1.47%
Class C Shares (PAGHX)
Actual	1,000.00	980.41	10.90	2.22%
Hypothetical (5% return before expenses)	1,000.00	1,013.79	11.08	2.22%

*

The dollar amounts shown as expenses paid during the period then ended are equal to the annualized six month net expense ratio multiplied by the applicable Portfolio’s average account value during the period, multiplied by the number of days in the period (181) divided by the number of days in the Portfolio’s fiscal year (365) (to reflect the one-half year period). For all share classes, hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the period (181) divided by the number of days in the Portfolio’s fiscal year (365).

ADDITIONAL INFORMATION

Other Information (Unaudited)

Proxy Voting

The Fund’s Portfolios vote proxies relating to their portfolio securities in accordance with the Fund’s Proxy Voting Policies and Procedures. A copy of the Fund’s Proxy Voting Policies and Procedures as well as information regarding how each of the Fund’s Portfolios voted such proxies during the twelve-month period ended June 30, 2018 is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office at (800) 531-5142, or by accessing the SEC’s website at http://www.sec.gov.

Quarterly Holdings

Each of the Fund’s Portfolios files its complete schedule of portfolio holdings for its first and third quarters of each fiscal year on the Fund’s Form N-Q. The Fund’s Form N-Qs for such periods, beginning with the quarter ended October 31, 2004, are available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (800) SEC-0330.

ADDITIONAL INFORMATION

Trustees and Officers (Unaudited)

All of the Fund’s trustees and officers may be reached c/o Permanent Portfolio Family of Funds, 600 Montgomery Street, Suite 4100, San Francisco, California 94111. No trustee or officer has any family relationship with another and each of the Fund’s trustees will hold office until their successors have been duly elected and qualified, or until their earlier resignation, removal, death or disqualification. The Fund’s officers are elected annually by the Fund’s Board of Trustees and each officer holds office until their successor has been duly elected and qualified, or until their earlier resignation, removal, death or disqualification. The principal occupation(s) of the Fund’s trustees and officers are listed below. The Fund’s Statement of Additional Information includes additional information regarding the Fund’s trustees and officers and is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office at (800) 531-5142.

Independent Trustees

DAVID P. BERGLAND

Trustee	Age 83

Member of the State Bar of California, formerly a sole practitioner specializing in business litigation in Costa Mesa, California, now retired from the active practice of law. Mr. Bergland is also a writer, lecturer and a former Adjunct Professor of Law at Western State University College of Law in Irvine, California. Mr. Bergland has served as a trustee of the Fund since 1992 and oversees all four of the Fund’s Portfolios.

HUGH A. BUTLER

Trustee	Age 66

Now retired, Mr. Butler was formerly Executive Vice President from 2004 through 2006 of the Credit Union Services Division of Fidelity National Information Services, Inc. (formerly Fidelity Information Systems), a publicly-traded provider of software, outsourcing and information technology consulting for the financial services and mortgage industries, majority-owned by Fidelity National, Inc. Previously, Mr. Butler was Chief Executive Officer and Founder of Computer Consultants Corporation, an information systems consulting firm to financial institutions, in Salt Lake City, Utah. Mr. Butler has served as a trustee of the Fund since 1996 and oversees all four of the Fund’s Portfolios.

ROGER DOEBKE

Trustee	Age 78

President, Simplex Realty Services, Inc., a commercial real estate acquisition, development and property management firm located in Orange County, California since 1993. Mr. Doebke has served as a trustee of the Fund since 2004 and oversees all four of the Fund’s Portfolios.

Continued on following page.

ADDITIONAL INFORMATION

Trustees and Officers (Unaudited)

Interested Trustees and Officers*

MICHAEL J. CUGGINO*

Chairman, President, Secretary & Trustee	Age 55

A Certified Public Accountant (inactive), Mr. Cuggino has served as Chairman of the Board and President of the Fund since 2003, as Treasurer of the Fund from 1993 through 2007, as Secretary of the Fund since 2006 and as a trustee of the Fund since 1998. He is the manager and sole trustee of the sole member (also the President and Chief Executive Officer) of the Fund’s investment adviser. Mr. Cuggino oversees all four of the Fund’s Portfolios.

JAMES H. ANDREWS*

Treasurer	Age 63

Mr. Andrews has served as Treasurer of the Fund since 2007 and previously served as Assistant Treasurer of the Fund from 2006 through 2007. He has also served as Director of Finance of the Fund’s investment adviser since 2006. Previously, Mr. Andrews was employed in various financial, investment and operational capacities at Blum Capital Partners LP, an investment management firm located in San Francisco, California from 1994 through 2005.

SUSAN K. FREUND*

Chief Compliance Officer	Age 63

Ms. Freund has served as the Chief Compliance Officer of the Fund and the Fund’s investment adviser since 2010. Previously, Ms. Freund served as an independent consultant to various asset management firms from 2009 through 2010 and served as President, Secretary, Treasurer and Chief Compliance Officer of the Embarcadero Funds from 2007 through 2009. From 2001 through 2007, Ms. Freund served as Senior Counsel at Bank of the West. Ms. Freund is a member of the State Bar of California.

*	Considered to be an “interested person” within the meaning of the 1940 Act by virtue of, among other considerations, his or her association with the Fund’s investment adviser.

Semi-Annual Report

Six Months Ended July 31, 2018

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

777 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bank Global Fund Services

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a Prospectus.	10/18

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2018 Permanent Portfolio Family of Funds. All rights reserved.